Leases (Details) - Schedule of Future Minimum Lease Payments	Dec. 31, 2023 USD ($)
Schedule Of Future Minimum Lease Payments Abstract
2024	$ 961,218
2025	990,055
2026	726,394
Total lease payments	2,677,667
Less imputed interest	(333,076)
Total lease liabilities	$ 2,344,591